Income Taxes (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended		3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Jul. 21, 2023	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jul. 21, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Operating loss carryforward and credit carryforwards
Provision for income tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Federal
Operating loss carryforward and credit carryforwards
Net operating loss ("NOL") carryforwards									54,300		$ 67,500
Federal | Research and development
Operating loss carryforward and credit carryforwards
Credit carryforwards									1,700		3,900
State
Operating loss carryforward and credit carryforwards
Net operating loss ("NOL") carryforwards									24,000		67,400
State | Research and development
Operating loss carryforward and credit carryforwards
Credit carryforwards									$ 1,500		$ 3,000